Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets
Net operating losses	$ 395.3	$ 241.9
Foreign tax credits	36.6	0.0
Intangible assets	0.0	9.5
Accrued compensation	34.8	42.9
Operating leases - liabilities	76.3	83.5
Other assets	45.8	50.7
Reserves	19.1	21.1
Interest	180.3	68.0
Total deferred tax assets	788.2	517.6
Valuation allowance	(686.6)	(341.6)	$ (152.2)	$ (362.8)
Deferred tax assets, net of valuation allowance	101.6	176.0
Deferred tax liabilities:
Intangible assets	(2.0)	0.0
Investment in film and television programs	(13.2)	(56.9)
Unrealized gains on derivative contracts	(25.4)	(32.9)
Operating leases - assets	(68.2)	(78.2)
Other	(4.1)	(21.7)
Total deferred tax liabilities	(112.9)	(189.7)
Net deferred tax liabilities	(11.3)	(13.7)
LIONS GATE ENTERTAINMENT CORP. [Member]
Deferred tax assets
Net operating losses	1,286.3	624.4
Foreign tax credits	49.0	64.9
Investment in film and television programs	54.0	34.2
Accrued compensation	43.9	54.3
Operating leases - liabilities	89.7	99.0
Other assets	58.0	57.7
Reserves	20.6	22.9
Interest	266.0	201.0
Total deferred tax assets	1,867.5	1,158.4
Valuation allowance	(1,589.1)	(808.3)	$ (455.7)	$ (362.8)
Deferred tax assets, net of valuation allowance	278.4	350.1
Deferred tax liabilities:
Intangible assets	(189.4)	(222.4)
Operating leases - assets	(77.2)	(88.9)
Other	(31.9)	(52.1)
Total deferred tax liabilities	(298.5)	(363.4)
Net deferred tax liabilities	$ (20.1)	$ (13.3)